Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	September 30, 2025	December 31, 2024
Value added tax	$259	$-
Prepaid expenses	122	63
Tax receivables	-	2
Other	4	-
Total prepaid expenses and other current assets	$385	$65

Prepaid expenses and other current assets consisted of the following:

	December 31, 2024	December 31, 2023
Prepaid expenses	$63,109	$—
Taxes receivables	970	1,367
Total prepaid expenses and other current assets	$64,079	$1,367